
                       SECURITIES AND EXCHANGE COMMISSION
                                   FORM 13F-E


Report for the Calendar Year or Quarter Ended:    3/31/97


Institutional Investment Manager:

WILLIAM M. LANE
6610 ROCKLEDGE DRIVE
SUITE 450
BETHESDA                                          MD            20817-1869


The Torray Corporation
Form 13F


Name, Title and Telephone Number of Person Submitting Report:

    WILLIAM M. LANE                VICE PRESIDENT               (301) 493-4600


Signature, Place and Date of Signing:

/s/ WILLIAM M. LANE                BETHESDA                     MD    5/14/97































                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-      SOLE   SHARED    NONE

sney (Walt) Company                  common           25468710       1,679,000           23,000         X
eyer's Grand Ice Cream Inc.          common           26187810       2,310,000           70,000         X
REPORT SUMMARY                  2 DATA RECORDS                   0            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED